GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 654,987		$ 654,987		$ 935,763	$ 2,576,464
Working capital	23,052,504		23,052,504		(18,339,586)
Cash used in operating activities			948,134	$ (2,929,827)	(5,975,441)	(17,254,723)
Accumulated deficit	(525,656,136)		(525,656,136)		(520,910,428)	(496,312,346)
Accumulated deficit	525,656,136		525,656,136		520,910,428	496,312,346
Loss from operations	$ 2,846,505	$ 4,651,395	$ 3,919,774	$ 8,532,902	$ 19,820,718	$ 34,261,933